Income Taxes (Tables)	12 Months Ended
Dec. 31, 2015
Income Taxes Tables
Schedule of Reconciliation of Provision for Income taxes

The items accounting for the difference between income taxes at the effective statutory rate and the provision for income taxes for the years ended December 31, 2015 and 2014 were as follows:

	Years Ended December 31,
	2015	2014
Income tax benefit at U.S. statutory rate of 34%	$(475,012)	$(432,790)
State income taxes	(69,854)	(63,645)
Non-deductible expenses	469,834	401,701
Change in valuation allowance	75,032	94,734
Total provision for income tax	$—	$—

Schedule of Net Deferred Tax Assets

The Company’s approximate net deferred tax assets as of December 31, 2015 and 2014 were as follows:

	December 31, 2015	December 31, 2014
Deferred Tax Assets:
Net operating loss carryforward	$173,705	$98,673
Total deferred tax assets before valuation allowance	173,705	98,673
Valuation allowance	(173,705)	(98,673)
Net deferred tax assets	$—	$—